Vessels, net, Detail 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 60,161	$ 0
Vessels' cost, ending balance	134,564	60,161	$ 0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(740)	0
Depreciation	(5,716)	(740)
Accumulated depreciation, ending balance	(6,456)	(740)	0
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	59,421	0
Depreciation	(5,716)	(740)
Vessel's net book value, ending balance	128,108	59,421	0
Discontinued operations [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	33,840	105,424
Vessels' disposals	(33,501)	(40,553)	(40,553)
Impairment charges	(339)	(31,031)
Vessels' cost, ending balance	0	33,840	105,424
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(10,390)	(19,554)
Vessels' disposals	10,421	11,677
Depreciation	(31)	(2,513)
Accumulated depreciation, ending balance	0	(10,390)	(19,554)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	23,450	85,870
Vessels' disposals	(23,080)	(28,876)
Impairment charges	(339)	(31,031)
Depreciation	(31)	(2,513)
Vessel's net book value, ending balance	$ 0	$ 23,450	$ 85,870